CONTINGENCIES (Details) CAD in Millions, $ in Millions		1 Months Ended	84 Months Ended
	Jun. 15, 2017 USD ($)	Mar. 31, 2015 USD ($) item	Jun. 30, 2017 USD ($) item	Jun. 30, 2017 CAD	Jun. 30, 2017 CAD item	May 02, 2017 USD ($)
Lakehead System Line 6A and 6B Crude Oil Release
CONTINGENCIES
Total payments as required by Consent Decree	$ 68
Past removal costs and interest paid	6
Line 6B Crude Oil Release
CONTINGENCIES
Estimated cost, net of tax | CAD					CAD 195
Insurance recoveries, after tax | CAD				CAD 80
Applicable limit of comprehensive insurance coverage			$ 650
Remaining coverage limit			$ 103
Remaining coverage limit subject to lawsuit		$ 85
Number of insurers disputing claim | item		1
Claim submitted to binding arbitration with unfavorable result						$ 85
Number of actions or claims filed | item			1		1
Civil penalty paid	61
Line 6B Crude Oil Release | Enbridge Energy Partners, L.P.
CONTINGENCIES
Estimated cost			$ 1,200
Insurance recoveries			547
Estimated fine or penalty amount			$ 69
Line 6A Crude Oil Release
CONTINGENCIES
Civil penalty paid	$ 1